Retirement Plans, Weighted Average Assumptions Used to Determine Benefit Obligation and Benefit Cost (Details) - Defined Benefit Pension Plans [Member]	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
North America [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	4.70%	5.60%
Discount rate for net benefit cost	5.60%	5.10%
Expected return on plan assets for net benefit costs	6.10%	6.10%
UK [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	5.00%	5.50%
Discount rate for net benefit cost	5.00%	5.20%
Expected return on plan assets for net benefit costs	6.80%	5.70%
Mainland Europe [Member]
Weighted-Average Assumptions [Abstract]
Discount rate for benefit obligation	3.30%	4.10%
Discount rate for net benefit cost	4.20%	3.70%
Expected return on plan assets for net benefit costs	2.70%	2.60%